Intangible Assets, Net (Schedule of Intangible Assets, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		$ 71,809
Balance		83,459	$ 71,809
Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		98,140	380,617
Additions		3,300	6,615
Impairment		0	(6,307)
Translation differences		11,044	(92)
Others		(130)	(634)
Deconsolidation	[1]		(282,059)
Balance		112,354	98,140
Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(26,331)	(59,333)
Amortization for the year		1,953	12,712
Translation differences		741	(6)
Reclassification		0	0
Others		(130)	(622)
Deconsolidation	[1]		(45,086)
Balance		(28,895)	(26,331)
Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		71,809	321,284
Balance		83,459	71,809
Goodwill [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		82,037	213,737
Additions		0	0
Impairment		0	(5,258)
Translation differences		8,680	(78)
Others		0	0
Deconsolidation	[1]		(126,364)
Balance		90,717	82,037
Goodwill [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(21,455)	(21,455)
Amortization for the year		0	0
Translation differences		0	0
Reclassification		0	0
Others		0	0
Deconsolidation	[1]		0
Balance		(21,455)	(21,455)
Goodwill [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		60,582	192,282
Balance		69,262	60,582
PPA [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	0	136,414
Additions	[2]	0	0
Impairment	[2]	0	0
Translation differences	[2]	0	0
Others	[2]	0	0
Deconsolidation	[1],[2]		(136,414)
Balance	[2]	0	0
PPA [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	0	(32,631)
Amortization for the year	[2]	0	10,788
Translation differences	[2]	0	0
Reclassification	[2]	0	1,354
Others	[2]	0	0
Deconsolidation	[1],[2]		(44,773)
Balance	[2]	0	0
PPA [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance	[2]	0	103,783
Balance	[2]	0	0
Others [Member] | Cost [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		16,103	30,466
Additions		3,300	6,615
Impairment			(1,049)
Translation differences		2,364	(14)
Others		(130)	(634)
Deconsolidation	[1]		(19,281)
Balance		21,637	16,103
Others [Member] | Amortization [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		(4,876)	(5,247)
Amortization for the year		1,953	1,924
Translation differences		741	(6)
Reclassification		0	(1,354)
Others		(130)	(622)
Deconsolidation	[1]		(313)
Balance		(7,440)	(4,876)
Others [Member] | Carrying Values [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance		11,227	25,219
Balance		$ 14,197	$ 11,227

[1]	Relates to deconsolidation of CPV Renewable. Refer to Note 11.A.7 for further information.
[2]	Relates to the power purchase agreement from the acquisition of CPV Keenan, which is part of the CPV Group.